Supplementary financial statement information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income tax receivable	$ 11,769	$ 0
Advances to suppliers	893	0
Government institutions	1,603	0
Foreign exchange forward contracts	1,818	0
Escrow account	885	0
Other	5,966	1,589
Other Accounts Receivable Current	$ 22,934	$ 1,589